Redeemable Convertible Preferred Stock, Redeemable Common Stock, and Stockholders Equity (Deficit) - Restricted Stock Units Activity (Q2) (Details) - $ / shares	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2025	Dec. 31, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award, Non-Option Equity Instruments, Outstanding [Roll Forward]
Vested and not yet settled (in shares)		9,000
Weighted- Average Fair Value Per Share
Vested and not yet settled (usd per share)		$ 45.96
Restricted Stock Units (RSUs)
Share-Based Compensation Arrangement by Share-Based Payment Award, Non-Option Equity Instruments, Outstanding [Roll Forward]
Beginning balance (in shares)		15,455,000	0
Granted (in shares)		13,188,000	15,733,000
Vested (in shares)		(2,599,000)	0
Forfeited, expired, or canceled (in shares)		(367,000)	(278,000)
Ending balance (in shares)	25,677,000	25,677,000	15,455,000
Outstanding (in shares)	25,686,000	25,686,000
Weighted- Average Fair Value Per Share
Beginning balance, Weighted average grant date fair value (usd per share)		$ 38.8	$ 0
Granted (usd per share)		62.39	38.56
Vested (usd per share)		33.36	0
Forfeited, expired, or canceled (usd per share)		36.57	25.18
Ending balance, Weighted average grant date fair value (usd per share)	$ 51.5	51.5	$ 38.8
Outstanding (usd per share)	$ 51.5	$ 51.5
Restricted Stock
Share-Based Compensation Arrangement by Share-Based Payment Award, Non-Option Equity Instruments, Outstanding [Roll Forward]
Granted (in shares)	1,602,257	1,602,257
Ending balance (in shares)	1,460,477	1,460,477